SUBSEQUENT EVENTS - Schedule of Preliminary Purchase Price Allocation for Scientific Games Lottery (Details) - Scientific Games Lottery - Major business combination $ in Millions	Apr. 04, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration	$ 5,684
Property, plant and equipment	274
Equity accounted investments	409
Intangible assets	4,009
Goodwill	1,203
Net other assets	413
Deferred income tax liabilities	(310)
Net other liabilities	(314)
Net assets acquired	$ 5,684